Other Charges - Additional information (Details) $ in Millions	Jul. 31, 2025 USD ($)
Fiscal 2025 Restructuring Plan
Restructuring cost incurred to date	$ 0.9
Fiscal 2026 Restructuring Plan
Restructuring cost incurred to date	4.1
Fiscal 2026 Restructuring Plan | Minimum
Restructuring and related cost, expected cost remaining	0.1
Fiscal 2026 Restructuring Plan | Maximum
Restructuring and related cost, expected cost remaining	$ 0.3